Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Although the following disclosure for principal executive officer ("PEO") and NEO pay are required by SEC rules, it is not reflective of how we or the Compensation Committee determine executive compensation for our executive officers, Messrs. Carroll and Klug. As noted above under "Executive Compensation Policy and Procedures,” Messrs. Carroll and Klug’s remuneration is provided by LEH under the Fifth Amended and Restated Operating Agreement. As a result, there is no applicable information to be provided pursuant to this table.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income

2025	$-	$-	$-	$-	$-	$-
2024	$-	$-	$-	$-	$-	$-

PEO Total Compensation Amount	$ 0	$ 0
PEO Actually Paid Compensation Amount	0	0
Non-PEO NEO Average Total Compensation Amount	0	0
Non-PEO NEO Average Compensation Actually Paid Amount	0	0
Total Shareholder Return Amount	0	0
Net Income (Loss)	$ 0	$ 0